Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non- controlling interests	Other comprehensive income	Total
Balance at Dec. 31, 2017	$ 13,182	$ 146,015	$ (155,645)	$ 20	$ 47	$ 3,619
Impact of the adoption of IFRS 9			47		(47)
Updated balance as of January 1, 2018	13,182	146,015	(155,598)	20		3,619
Income (Loss) for the year			2,986			2,986
Share-based payment to employees and non-employees			24			24
Reclassification of warrants (see Note 11)		1,693				1,693
Balance at Dec. 31, 2018	13,182	147,708	(152,588)	20		8,322
Income (Loss) for the year			(1,347)			(1,347)
Share-based payment to employees and non-employees			5			5
Balance at Dec. 31, 2019	13,182	147,708	(153,930)	20		6,980
Income (Loss) for the year			(782)			(782)
Share-based payment to employees and non-employees			51			51
Balance at Dec. 31, 2020	$ 13,182	$ 147,708	$ (154,661)	$ 20		$ 6,249